TAXES - Narrative (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jul. 01, 2022	Jul. 02, 2021	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Average effective tax rate	(25.00%)	(46.00%)	(29.00%)
Discrete items excluded from average effective tax rate	25.00%	22.00%
Current tax liabilities, audit provision	€ 154